REDEEMABLE NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2021
Noncontrolling Interest [Abstract]
REDEEMABLE NON-CONTROLLING INTERESTS

18.	REDEEMABLE NON-CONTROLLING INTERESTS
One of the Company’s subsidiaries issued redeemable preferred shares amounting to RMB1.1 billion to certain third party investors in 2019. The preferred shares are redeemable at holder’s option if the subsidiary fails to complete a qualified IPO in a pre-agreed
period of time since its issuance with a redemption price measured by 10% interest per year. The preferred shares are therefore accounted for as redeemable non-controlling
interests in mezzanine equity and are accreted to the redemption value over the period starting from the issuance date. In 2020, the Company lost the control in the subsidiary and the financial position and results of operations of the subsidiary was deconsolidated. A gain of RMB1.1 billion (approximately US$161 million) was recognized in the Other income/(expense) (Note 2) in connection with the deconsolidation.
For the years ended December 31, 2019, 2020 and 2021, the Company recognized accretion of RMB44 million, RMB40 million and nil to the respective redemption value of the preferred shares over the period starting from issuance date with a corresponding reduction to the retained earnings.